Notes Payable and Other Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related Party Loans	$ 33,152	$ 28,824	$ 106,830
Less discount	(13,720)	(17,151)	(30,913)
The 2018 Convertible Notes [Member]
Related Party Transaction [Line Items]
Less discount	(137,823)	(191,461)
Immediate Family Member of Management or Principal Owner [Member] | The 2018 Convertible Notes [Member]
Related Party Transaction [Line Items]
Related Party Loans	$ 46,872	$ 45,975	$ 40,000